Warrants - Schedule of Assumptions of the Fair Value of Warrant Liability (Details)	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 13, 2021 USD ($) $ / shares Y	Dec. 31, 2020 USD ($) $ / shares Y
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $				$ 29,376
Number of warrants purchased | shares	312,500	312,500
Exercise price | $ / shares	$ 5.00	$ 5.00
Underwriter Initial public offering price (in percentage)	125.00%	125.00%
Underwriter warrants term	5 years	5 years
Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $			$ 35,485	$ 29,376
Fair value per share of Company's common stock | Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions for fair value of warrant liability | $ / shares			4.00	3.91
Dividend yield | Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions for fair value of warrant liability			0.0	0.0
Expected volatility | Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions for fair value of warrant liability			89.0	84.0
Risk free interest rate | Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions for fair value of warrant liability			0.5	0.3
Expected life (years) | Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions for fair value of warrant liability | Y			3.40	4.67